UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 143.94%
Corporate Revenue Bonds – 0.96%
St. Paul Port Authority Solid
Waste Disposal Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	$1,562,622
		1,562,622
Education Revenue Bonds – 20.24%
Bethel Charter School Lease
Revenue
(Spectrum High School
Project) Series A 4.375%
7/1/52	1,100,000	1,052,491
Brooklyn Park Charter School
Lease Revenue
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	994,623
Series A 5.00% 3/1/39	170,000	166,813
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	281,874
Series A 5.00% 7/1/45	445,000	434,151
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	613,671
Series A 5.25% 7/1/40	500,000	517,785
Duluth Housing &
Redevelopment Authority
(Duluth Public Schools
Academy Project) Series A
5.00% 11/1/48	1,200,000	1,204,080
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
Series A 5.75% 8/1/44	705,000	740,215
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	262,395
Series A 5.00% 7/1/44	775,000	785,765
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	742,237
Series A 5.00% 7/1/47	900,000	860,526
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	212,808
5.50% 8/1/49	990,000	1,034,847
Minnesota Higher Education
Facilities Authority Revenue
(Bethel University) 5.00%
5/1/47	1,250,000	1,316,900
(Carleton College)
4.00% 3/1/36	485,000	510,875
5.00% 3/1/44	905,000	1,026,713
(College of St. Benedict)
4.00% 3/1/36	410,000	411,234
(Gustavus Adolphus
College) 5.00% 10/1/47	2,600,000	2,848,378
(Macalester College)
4.00% 3/1/42	900,000	930,375
4.00% 3/1/48	600,000	616,818
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	914,977
Series A 5.00% 10/1/45	785,000	855,061
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	266,563
Series 8-I 5.00% 10/1/34	35,000	39,449
(St. Olaf College) Series
8-N 4.00% 10/1/35	590,000	625,872
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,021,140
(Trustees Of The Hamline
University Of Minnesota)
Series B 5.00% 10/1/47	1,055,000	1,104,532
(University of St. Thomas)
Series 7-U 5.00% 4/1/22	750,000	820,073
Series A 4.00% 10/1/37	500,000	522,125
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	230,000	230,322
Series A 5.00% 9/1/44	400,000	387,608
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,307,263

(continues)       NQ-OVJ [12/18] 2/19 (737572) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	$205,826
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	825,000	811,264
(Great River School Project)
Series A 144A 4.75%
7/1/29 #	100,000	101,537
Series A 144A 5.50%
7/1/38 #	240,000	247,718
(Nova Classical Academy
Project)
Series A 4.125% 9/1/47	750,000	684,637
Series A 6.375% 9/1/31	750,000	809,047
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	637,585
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,420,755
Series A 5.00% 9/1/42	2,000,000	2,286,620
		32,865,548
Electric Revenue Bonds – 15.57%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,215,417
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,066,330
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	511,550
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	573,400
5.00% 10/1/26	500,000	571,370
5.00% 10/1/27	320,000	364,387
5.00% 10/1/47	1,755,000	1,963,705
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	109,727
Series A 5.00% 1/1/30	340,000	368,886
Rochester Electric Utility
Revenue
Series A 5.00% 12/1/42	605,000	681,914
Series A 5.00% 12/1/47	985,000	1,106,559
Series B 5.00% 12/1/30	1,300,000	1,457,599
Series B 5.00% 12/1/43	1,000,000	1,105,590
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.00% 1/1/41	240,000	267,358
Series A 5.00% 1/1/47	1,650,000	1,870,885
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
Series A 4.00% 10/1/33	285,000	296,953
Series B 4.00% 10/1/37	800,000	818,960
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,323,160
Series A 5.00% 1/1/26	1,000,000	1,107,720
Series A 5.00% 1/1/33	1,000,000	1,112,230
Series A 5.00% 1/1/40	750,000	822,743
Series A 5.00% 1/1/46	2,500,000	2,733,950
Series A 5.00% 1/1/49	1,610,000	1,835,754
		25,286,147
Healthcare Revenue Bonds – 34.91%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	636,419
Apple Valley Senior Housing
Revenue
(PHS Senior Housing, Inc.
Orchard Path Project)
4.50% 9/1/53	1,960,000	1,896,398
5.00% 9/1/58	1,605,000	1,659,056
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	756,630
Series D 7.00% 1/1/37	720,000	699,948
Series D 7.25% 1/1/52	1,000,000	983,990
Bethel Housing & Health Care
Facilities Revenue
(Benedictine Health
System- St. Peter
Communities Project)
Series A 5.50% 12/1/48	500,000	497,065

2 NQ-OVJ [12/18] 2/19 (737572)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project) 5.00%
11/1/27	500,000	$548,595
(Hazelden Foundation
Project) 5.00% 11/1/41	1,600,000	1,622,752
City of Bethel
(The Lodge at Lakes at
Stillwater Project) 5.25%
6/1/58	900,000	928,089
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	502,620
Dakota County Community
Development Agency
Senior Housing Revenue
(Walker Highview Hills
Project)
Series A 144A 5.00%
8/1/46 #	370,000	369,970
Series A 144A 5.00%
8/1/51 #	755,000	748,967
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	275,895
Series A 5.00% 4/1/40	270,000	265,127
Duluth Economic
Development Authority
(Essentia Health Obligated
Group) Series A 5.00%
2/15/48	810,000	882,317
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,515,710
6.00% 6/15/39	1,000,000	1,090,410
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	504,715
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	400,000	412,004
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital
Corporation) 4.00%
5/1/37	1,000,000	1,015,550
(North Memorial Health
Care) 5.00% 9/1/30	865,000	951,163
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,500,000	1,494,750
Series A 5.00% 11/15/33	500,000	560,635
Series A 5.00% 11/15/34	500,000	558,005
Series A 5.00% 11/15/49	2,000,000	2,192,400
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	867,391
5.375% 11/1/50	200,000	204,668
(Ecumen-Abiitan Mill City
Project) 5.00% 11/1/35	220,000	223,318
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Allina Health System)
Series A 5.00% 11/15/29	585,000	684,187
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	520,885
Rochester Health Care &
Housing Revenue
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,343,513
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 4.00%
11/15/41	4,860,000	4,924,055
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,062,070
Series A 5.30% 9/1/37	600,000	642,582

(continues)       NQ-OVJ [12/18] 2/19 (737572) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	$211,386
5.00% 9/1/34	165,000	178,484
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	1,295,000	1,350,957
Series A 5.00% 5/1/46	4,800,000	5,274,624
Series B 5.00% 5/1/24	1,400,000	1,587,726
(Unrefunded - Centracare
Health System Project)
5.125% 5/1/30	95,000	98,868
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29	640,000	661,030
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	910,348
Series A 5.00% 11/15/47	680,000	747,354
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,263,420
Series A 5.00% 7/1/32	1,100,000	1,225,510
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,175,832
Series A 4.75% 11/1/31	740,000	728,086
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	430,786
Series A 5.75% 11/1/39	945,000	969,551
Series A 6.00% 5/1/47	1,475,000	1,514,058
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	477,778
4.75% 7/1/27	785,000	807,867
5.00% 7/1/34	750,000	771,045
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,266,787
		56,693,346
Housing Revenue Bonds – 1.91%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	190,000	190,344
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,559,080
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	770,000	785,508
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	563,982
		3,098,914
Lease Revenue Bonds – 10.09%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	866,463
Series A 5.00% 6/1/38	5,500,000	6,044,225
Series A 5.00% 6/1/43	1,750,000	1,916,285
Series B 5.00% 3/1/29	1,000,000	1,086,620
Minnesota State Housing
Finance Agency
(Non Ace - State
Appropriated Housing)
Series C 5.00% 8/1/36	1,000,000	1,116,140

4 NQ-OVJ [12/18] 2/19 (737572)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	$1,086,717
5.00% 8/1/36	4,000,000	4,266,680
		16,383,130
Local General Obligation Bonds – 12.49%
Brainerd Independent School
District No 181
(General Obligation School
Building Bonds) Series A
4.00% 2/1/38	1,500,000	1,556,625
Brainerd Independent School
District No. 181
(General Obligation School
Building Bonds) Series A
4.00% 2/1/43	1,500,000	1,539,585
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,279,077
Duluth Independent School
District No 709
Series A Series A 4.00%
2/1/27	600,000	636,816
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	623,365
Edina Independent School
District No. 273
Series A 5.00% 2/1/27	1,500,000	1,734,915
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,380,091
Series A 5.00% 12/1/37	1,240,000	1,444,228
Series A 5.00% 12/1/41	1,060,000	1,213,912
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,061,160
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	592,811
Mounds View Independent
School District No. 621
(School Building) Series A
4.00% 2/1/43	2,000,000	2,071,220
St. Michael-Albertville
Independent School District
No. 885
(School Building) Series A
5.00% 2/1/27	1,300,000	1,532,687
St. Paul Independent School
District No. 625
(School Building) Series B
5.00% 2/1/26	1,000,000	1,110,680
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,497,657
		20,274,829
Pre-Refunded/Escrowed to Maturity Bonds – 23.61%
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00%
11/1/46-19 §	1,200,000	1,261,488
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	8,121,222
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	573,705
Minnesota Higher Education
Facilities Authority Revenue
(College of St. Benedict)
Series 7-M 5.00%
3/1/31-20 §	300,000	310,800
Series 7-M 5.125%
3/1/36-20 §	275,000	285,291
(St. Catherine University)
Series 7-Q 5.00%
10/1/32-22 §	700,000	773,241
(University of St. Thomas)
Series 7-A 5.00%
10/1/39-19 §	1,000,000	1,023,380
Minnesota State
(Various Purposes) Series D
5.00% 8/1/24-20 §	65,000	68,189

(continues)       NQ-OVJ [12/18] 2/19 (737572) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375%
12/1/41-19 §	1,220,000	$1,279,560
Rocori Independent School
District No. 750
(School Building)
Series B 5.00%
2/1/24-19 §	1,075,000	1,077,817
Series B 5.00%
2/1/25-19 §	1,115,000	1,117,921
Series B 5.00%
2/1/26-19 §	1,155,000	1,158,026
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39-19 (AGC) §	1,500,000	1,518,300
Series A 5.125%
5/1/30-20 §	3,830,000	3,992,622
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services) 5.75%
7/1/39-19 §	2,000,000	2,038,520
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29-19 §	755,000	777,084
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00%
11/15/29-25 §	395,000	464,018
Series A 5.00%
11/15/30-25 §	290,000	340,672
University of Minnesota
Series A 5.25%
4/1/29-19 §	1,000,000	1,008,760
Series A 5.50% 7/1/21	4,000,000	4,210,080
Series D 5.00%
12/1/27-21 §	1,110,000	1,209,623
Series D 5.00%
12/1/29-21 §	1,265,000	1,378,534
Series D 5.00%
12/1/31-21 §	1,000,000	1,089,750
Series D 5.00%
12/1/36-21 §	3,000,000	3,269,250
		38,347,853
Special Tax Revenue Bonds – 1.52%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	155,971
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,077,910
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	176,794
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,056,671
		2,467,346
State General Obligation Bonds – 12.62%
Minnesota State
Series A 5.00% 8/1/24	1,000,000	1,158,150
Series A 5.00% 8/1/29	700,000	815,213
Series E 5.00% 10/1/26	1,480,000	1,779,389
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	5,952,155
Series B 5.00% 10/1/29	3,315,000	3,574,565
(Various Purposes)
Series D 5.00% 8/1/24	2,635,000	2,757,554
Series F 5.00% 10/1/22	4,000,000	4,452,160
		20,489,186
Transportation Revenue Bonds – 6.88%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/22	670,000	710,053
Subordinate
Series A 5.00% 1/1/31	410,000	481,586
Series A 5.00% 1/1/32	1,255,000	1,466,217
Series B 5.00% 1/1/26	540,000	585,058
Series B 5.00% 1/1/26
(AMT)	500,000	556,855
Series B 5.00% 1/1/27	1,190,000	1,287,128
Series B 5.00% 1/1/30	500,000	538,395

6 NQ-OVJ [12/18] 2/19 (737572)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
Series B 5.00% 1/1/31	250,000	$268,897
Series C 5.00% 1/1/33	2,000,000	2,328,780
Series C 5.00% 1/1/36	1,000,000	1,151,970
Series C 5.00% 1/1/46	1,245,000	1,412,303
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	381,493
		11,168,735
Water & Sewer Revenue Bonds – 3.14%
Guam Government
Waterworks Authority
5.00% 7/1/40	840,000	895,003
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,216,677
Series C 4.00% 3/1/31	1,355,000	1,475,947
Series C 4.00% 3/1/32	1,405,000	1,517,611
		5,105,238
Total Municipal Bonds
(cost $229,816,570)		233,742,894

Short-Term Investments – 0.31%
Variable Rate Demand Notes – 0.31%¤
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
Series A (Children’s
Hospitals & Clinics)
1.42% 8/15/37 (AGM)
(SPA – US Bank N.A.)	200,000	200,000
Series B-2 (Allina Health
System)
1.38% 11/15/35 (LOC-
JPMorgan Chase Bank
N.A.)	300,000	300,000
Total Short-Term
Investments
(cost $500,000)		500,000
Total Value of
Securities – 144.25%
(cost $230,316,570)		$234,242,894
Liquidation Value of
Preferred
Stock – (46.19%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.94%		3,148,035
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$162,390,929
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $4,338,077, which represents 2.67% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – United States Dollar

See accompanying notes.

NQ-OVJ [12/18] 2/19 (737572) 7

Notes
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-OVJ [12/18] 2/19 (737572)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$233,742,894
Short-Term Investments	500,000
Total Value of Securities	$234,242,894

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OVJ [12/18] 2/19 (737572) 9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: